UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-09891

Dreyfus Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	6/30/2013

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Natural Resources Fund
June 30, 2013 (Unaudited)

Common Stocks--95.8%	Shares		Value ($)
Construction & Engineering--1.1%
Fluor	5,420		321,460
Construction Materials--5.9%
CRH	20,410		413,109
Eagle Materials	10,450		692,522
Martin Marietta Materials	2,940	a	289,355
Vulcan Materials	5,810		281,262
			1,676,248
Diversified Chemicals--1.7%
Eastman Chemical	7,030		492,170
Diversified Metals & Mining--3.3%
Freeport-McMoRan Copper & Gold	21,040		580,914
Sumitomo Metal Mining	33,000		367,998
			948,912
Exchange-Traded Funds--1.4%
SPDR Gold Trust	3,330	a,b	396,636
Food Products--1.0%
Dean Foods	27,480	b	275,350
Integrated Oil & Gas--18.9%
Chevron	18,860		2,231,892
Exxon Mobil	18,420		1,664,247
Occidental Petroleum	13,550		1,209,067
Suncor Energy	9,660		284,873
			5,390,079
Oil & Gas Drilling--4.2%
Ensco, Cl. A	8,770		509,712
Helmerich & Payne	5,030		314,124
Transocean	7,654		367,009
			1,190,845
Oil & Gas Equipment & Services--14.5%
Cameron International	7,630	b	466,651
Halliburton	18,046		752,879
National Oilwell Varco	14,960		1,030,744
Schlumberger	26,300		1,884,658
			4,134,932
Oil & Gas Exploration & Production--22.1%
Cabot Oil & Gas	6,250		443,875
Canadian Natural Resources	11,140		314,816
Concho Resources	3,271	b	273,848
Continental Resources	4,260	a,b	366,616
EOG Resources	9,230		1,215,406
Marathon Oil	25,880		894,930
Noble Energy	14,560		874,182
Pioneer Natural Resources	5,020		726,645
Range Resources	6,802		525,931
Southwestern Energy	11,360	b	414,981

Whiting Petroleum	5,477	b	252,435
			6,303,665
Oil & Gas Refining & Marketing--12.2%
Anadarko Petroleum	15,490		1,331,056
Marathon Petroleum	7,155		508,434
Phillips 66	14,450		851,250
Valero Energy	23,180		805,969
			3,496,709
Paper Products--3.0%
International Paper	19,100		846,321
Real Estate--.9%
Weyerhaeuser	9,670	c	275,498
Specialty Chemicals--3.4%
LyondellBasell Industries, Cl. A	8,250		546,645
Methanex	9,800		419,342
			965,987
Steel--2.2%
Nucor	14,380		622,942
Total Common Stocks
			27,337,754

Other Investment--1.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $330,456)	330,456	[d]	330,456

Investment of Cash Collateral for
Securities Loaned--2.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $764,771)	764,771	[d]	764,771

Total Investments (cost $25,518,376)	99.6%		28,432,981
Cash and Receivables (Net)	.4%		103,658
Net Assets	100.0%		28,536,639

a Security, or portion thereof, on loan. At June 30, 2013, the value of the fund's securities on loan was $760,028 and the value of the collateral held by the fund was $764,771.
b Non-income producing security.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At June 30, 2013, net unrealized appreciation on investments was $2,914,605 of which $3,934,125 related to appreciated investment securities and $1,019,520 related to depreciated investment securities. At June 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Oil & Gas Exploration & Production	22.1
Integrated Oil & Gas	18.9

Oil & Gas Equipment & Services	14.5
Oil & Gas Refining & Marketing	12.2
Construction Materials	5.9
Oil & Gas Drilling	4.2
Money Market Investments	3.8
Specialty Chemicals	3.4
Diversified Metals & Mining	3.3
Paper Products	3.0
Steel	2.2
Diversified Chemicals	1.7
Exchange-Traded Funds	1.4
Construction & Engineering	1.1
Food - Dairy Products	1.0
Real Estate	.9
99.6

†	Based on net assets.

The following is a summary of the inputs used as of June 30, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	24,631,268	-	-	24,631,268
Equity Securities - Foreign Common Stocks+	2,309,850	-	-	2,309,850
Exchange-Traded Funds	396,636	-	-	396,636
Mutual Funds	1,095,227	-	-	1,095,227

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 20, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	August 20, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)